CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operating activities:
Net income	$ 1,571	$ 5,296
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	4,438	3,501
Stock-based compensation expense	1,172	1,032
Increase in trade and other receivables, net	(10,188)	(109)
Decrease (increase) in inventory, net of write off	(20,813)	7,049
Decrease in deferred tax asset, net	1,236	410
Increase (decrease) in trade payables and accrued liabilities	9,463	(10,237)
Increase in deferred revenues	6,150	1,796
Other adjustments	(136)	(186)
Net cash provided by (used in) operating activities	(7,107)	8,552
Cash flow from investing activities:
Purchase of property and equipment, net	(6,707)	(3,957)
Purchase of intangible assets, net	(2,792)	(1,336)
Proceeds from bank deposits	920
Net cash used in investing activities	(8,579)	(5,293)
Cash flow from financing activities:
Proceeds from exercise of stock options	256	374
Proceeds from bank credits and loans, net	8,900
Net cash provided by financing activities	9,156	374
Foreign currency translation adjustments on cash and cash equivalents	(10)	(112)
Increase (decrease) in cash and cash equivalents	(6,540)	3,521
Cash and cash equivalents at the beginning of the period	35,581	25,877
Cash and cash equivalents at the end of the period	$ 29,041	$ 29,398